PATENT ACQUISITION (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 10, 2020	May 19, 2021	May 18, 2020	Mar. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Partnership prcentage				100
Fair value of shares			$ 560,000				$ 0	$ 610,000	$ 610,000	$ 0
Amortization expense					$ 367,500	$ 0	514,000	$ 0	$ 0	$ 0
Issuance of common stock	17,500,000		17,500,000
Patents Purchase Agreement [Member]
Partnership prcentage		50
Fair value of shares		$ 5,000,000
Total amortization		1,950,000
Amortization expense					$ 97,500		$ 244,000
Patent purchase price		$ 2,000,000
Issuance of common stock		9,900,990
Market value price per share		$ 0.505
Cost of acquisition		$ 7,000,000
Consideration of amortization per year		$ 390,000